STOCK OPTION RESERVE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jan. 13, 2021
IfrsStatementLineItems [Line Items]
Stock options issued			2,980
Communication expense	$ 100	$ 300
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				518,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				868,000
Exercise price of outstanding share options				$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted	243,000
Fair value per share	$ 17.75
Communication expense	$ 4,300
Equity 2021 Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Communication expense	$ 2,100